Trade payable, accruals, other payables and provisions (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade payable, accruals, other payables and provisions
Trade payables	¥ 48,373	¥ 42,402
Accrued employee benefits	18,385	16,521
Accrued operating expenses	14,829	5,619
Accrued professional service fees	6,249	6,708
Deposits received	376	689
Duty and tax payable other than corporate income tax	1,050	4,784
Other payables to suppliers of plant and equipment	208	158
Others	2,050	396
Trade payable, accruals, other payables and provisions	¥ 91,520	¥ 77,277